Consolidated Statements of Comprehensive Income (Loss) (unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)		$ 1,784	$ (418)	$ 1,894	$ (1,072)
Items That Will Not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Retirement Benefits		(4)	2	(2)	(5)
Change in the Fair Value of Equity Instruments at FVOCI	[1]	3		3
Items That May be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		(93)	97	(195)	217
Total Other Comprehensive Income (Loss), Net of Tax		(94)	99	(194)	212
Comprehensive Income (Loss)		$ 1,690	$ (319)	$ 1,700	$ (860)

[1]	Fair Value through Other Comprehensive Income (“FVOCI”).